T. ROWE PRICE Global Growth Stock Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1) 7,842 6,381
Total Argentina (Cost
$4,278
)
6,381
AUSTRALIA 1.1%
Common Stocks 1.1%
BHP Group  194,523 5,323
South32  1,556,474 4,242
Worley  288,012 2,907
Total Australia (Cost
$14,024
)
12,472
BRAZIL 1.2%
Common Stocks 1.2%
Magazine Luiza (1) 2,102,191 1,052
NU Holdings, Class A (USD) (1) 1,904,043 8,016
Rede D'Or Sao Luiz  392,864 2,453
XP, Class A (USD) (1) 93,118 1,965
Total Brazil (Cost
$19,660
)
13,486
CANADA 2.2%
Common Stocks 2.2%
Brookfield Asset Management, Class A (USD)  106,484 5,287
National Bank of Canada  39,600 2,779
Nutrien (USD)  109,700 9,397
Shopify, Class A (USD) (1) 96,440 3,359
Sun Life Financial (USD)  85,036 3,949
Total Canada (Cost
$21,894
)
24,771
CAYMAN ISLANDS 0.4%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,115 (USD) (1)(2)(3) 554,948 1,093
1,093
T. ROWE PRICE Global Growth Stock Fund

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,291
(USD) (1)(2)(3) 26,185 3,840
3,840
Total Cayman Islands (Cost
$3,406
)
4,933
CHINA 4.8%
Common Stocks 4.0%
Alibaba Group Holding (HKD) (1) 421,868 4,743
China Resources Mixc Lifestyle Services (HKD)  671,400 2,845
GDS Holdings, Class A (HKD) (1) 653,177 2,237
H World Group, ADR (USD)  33,801 1,296
JD Health International (HKD) (1) 418,600 3,175
JD.com, Class A (HKD)  122,548 3,656
Kanzhun, ADR (USD) (1) 156,252 3,673
Kingdee International Software Group (HKD) (1) 1,185,000 2,559
Li Auto, Class A (HKD) (1) 233,500 3,771
Meituan, Class B (HKD) (1) 147,000 3,298
Tencent Holdings (HKD)  138,400 5,349
Tsingtao Brewery, Class H (HKD)  406,000 3,966
Wuxi Biologics Cayman (HKD) (1) 380,000 3,637
44,205
Common Stocks - China A Shares 0.8%
Glodon, A Shares (CNH)  538,100 3,708
Hundsun Technologies, A Shares (CNH)  442,300 2,792
NARI Technology, A Shares (CNH)  511,572 2,220
8,720
Total China (Cost
$56,402
)
52,925
FINLAND 0.3%
Common Stocks 0.3%
Sampo, Class A  84,759 3,662
Total Finland (Cost
$3,755
)
3,662
FRANCE 2.0%
Common Stocks 2.0%
Airbus  75,374 8,127
EssilorLuxottica  28,087 4,404
Eurofins Scientific  60,400 4,709
Schneider Electric  33,263 4,600
Total France (Cost
$19,574
)
21,840

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 5.2%
Common Stocks 4.4%
Bayer  48,430 2,825
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 664
Delivery Hero (1) 38,610 1,863
Deutsche Telekom  150,263 2,855
Evotec (1) 487,666 12,670
flatexDEGIRO (1)(4) 170,095 1,730
Infineon Technologies  184,364 5,056
Shop Apotheke Europe (1) 33,277 3,231
Siemens  60,029 6,696
Symrise  56,264 6,565
TeamViewer (1) 155,277 1,617
Zalando (1) 119,736 3,371
49,143
Convertible Preferred Stocks 0.2%
Celonis, Series D, Acquisition Date: 6/17/21 - 11/18/21,
Cost $2,434 (USD) (1)(2)(3) 6,583 2,434
2,434
Preferred Stocks 0.6%
Sartorius  13,330 5,963
5,963
Total Germany (Cost
$57,524
)
57,540
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group  407,600 4,095
Total Hong Kong (Cost
$3,033
)
4,095
INDIA 6.0%
Common Stocks 5.5%
Axis Bank  542,808 4,986
Britannia Industries  47,392 2,333
FSN E-Commerce Ventures (1) 138,597 2,459
Godrej Consumer Products (1) 341,065 3,676
Havells India  239,956 3,795
HDFC Asset Management  67,441 1,660
HDFC Bank  224,473 4,105
HDFC Bank, ADR (USD)  53,472 3,358
Housing Development Finance  150,847 4,574

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Kotak Mahindra Bank  445,515 10,252
One97 Communications, Acquisition Date: 12/3/19,
Cost $1,563 (1)(3) 61,390 519
Pidilite Industries  127,210 3,946
Reliance Industries (1) 118,966 3,780
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 2,557
United Spirits (1) 524,626 5,170
Voltas  225,199 2,855
Zomato (1) 1,476,469 866
60,891
Convertible Preferred Stocks 0.5%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,343 (1)(2)(3) 1,977 6,157
6,157
Total India (Cost
$53,779
)
67,048
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  14,968,200 7,443
Kalbe Farma  26,392,000 2,884
Sumber Alfaria Trijaya  74,386,500 9,417
Total Indonesia (Cost
$10,525
)
19,744
ITALY 0.2%
Common Stocks 0.2%
DiaSorin  4,722 656
PRADA (HKD)  317,000 1,830
Total Italy (Cost
$2,724
)
2,486
JAPAN 2.6%
Common Stocks 2.6%
Daiichi Sankyo  363,400 9,635
Daikin Industries  14,300 2,508
Keyence  12,900 5,113
Recruit Holdings  117,100 4,376
Shimadzu  96,900 3,448
Sumitomo Metal Mining  128,700 4,047
Total Japan (Cost
$24,790
)
29,127

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.4%
Common Stocks 2.4%
Adyen (1) 3,667 6,596
Argenx, ADR (USD) (1) 13,097 4,770
ASML Holding (USD)  12,115 6,959
Koninklijke DSM  40,793 6,533
Universal Music Group  89,137 2,018
Total Netherlands (Cost
$16,554
)
26,876
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria  179,248 527
Total Nigeria (Cost
$549
)
527
NORWAY 0.7%
Common Stocks 0.7%
Equinor  87,799 3,381
Norsk Hydro  650,582 4,408
Total Norway (Cost
$7,554
)
7,789
PERU 0.5%
Common Stocks 0.5%
InRetail Peru (USD)  183,565 5,418
Total Peru (Cost
$4,109
)
5,418
PHILIPPINES 1.6%
Common Stocks 1.6%
Ayala Land  2,896,200 1,329
BDO Unibank  2,692,943 5,846
SM Investments  373,926 5,265
Universal Robina  2,628,350 5,293
Total Philippines (Cost
$21,388
)
17,733
PORTUGAL 0.3%
Common Stocks 0.3%
Galp Energia  368,953 3,895
Total Portugal (Cost
$4,676
)
3,895

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.9%
Common Stocks 0.9%
Grab Holdings, Class A (USD) (1) 1,233,268 3,638
Sea, ADR (USD) (1) 80,886 6,173
Total Singapore (Cost
$14,847
)
9,811
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Naspers, Class N  12,734 1,799
Total South Africa (Cost
$1,865
)
1,799
SOUTH KOREA 0.4%
Common Stocks 0.4%
Coupang (USD) (1)(4) 258,306 4,466
Total South Korea (Cost
$8,657
)
4,466
SPAIN 0.2%
Common Stocks 0.2%
Cellnex Telecom  46,869 2,096
Total Spain (Cost
$2,333
)
2,096
SWEDEN 0.9%
Common Stocks 0.9%
Assa Abloy, Class B  134,193 3,171
Boliden  108,252 3,618
Hexagon, Class B  249,304 2,935
Total Sweden (Cost
$8,100
)
9,724
SWITZERLAND 1.3%
Common Stocks 1.3%
Julius Baer Group  22,391 1,158
Lonza Group  10,831 6,583
Partners Group Holding  6,181 6,748
Total Switzerland (Cost
$9,986
)
14,489

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 0.4%
Common Stocks 0.4%
Taiwan Semiconductor Manufacturing, ADR (USD)  48,763 4,315
Total Taiwan (Cost
$5,218
)
4,315
UNITED KINGDOM 5.2%
Common Stocks 5.0%
Ashtead Group  162,124 9,126
AstraZeneca, ADR (USD)  155,732 10,314
Endava, ADR (USD) (1) 18,968 1,935
Experian  208,748 7,309
Farfetch, Class A (USD) (1)(4) 458,729 3,642
InterContinental Hotels Group  56,792 3,366
London Stock Exchange Group  40,468 3,950
Ocado Group (1) 157,865 1,623
Oxford Nanopore Technologies (1) 449,359 1,755
Rentokil Initial  693,334 4,578
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 1,144
THG (1) 1,556,635 1,298
Unilever, ADR (USD) (4) 121,472 5,911
55,951
Convertible Preferred Stocks 0.2%
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,406 (USD) (1)
(2)(3) 167,744 1,907
1,907
Total United Kingdom (Cost
$60,792
)
57,858
UNITED STATES 53.9%
Common Stocks 50.7%
Accenture, Class A  12,383 3,792
Agilent Technologies  40,984 5,496
Albemarle  21,946 5,362
Alphabet, Class C (1) 240,462 28,047
Amazon.com (1) 206,214 27,829
Amphenol, Class A  59,335 4,577
Apple  120,022 19,505
Atlassian, Class A (1) 29,003 6,071
AvalonBay Communities, REIT  30,114 6,443
Avantor (1) 115,550 3,353
Baker Hughes  104,512 2,685
Bill.com Holdings (1) 19,142 2,586

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)(2)
(3) 1,839 1,756
Charles Schwab  285,765 19,732
Chipotle Mexican Grill (1) 1,647 2,576
Chubb  29,686 5,600
Cigna  17,741 4,885
Cognex  20,329 1,036
Confluent, Class A (1)(4) 57,194 1,456
Coupa Software (1) 39,094 2,558
Crowdstrike Holdings, Class A (1) 11,938 2,192
Danaher  34,329 10,006
Darling Ingredients (1) 61,149 4,236
Datadog, Class A (1) 4,933 503
DoorDash, Class A (1)(4) 42,543 2,967
Doximity, Class A (1)(4) 31,739 1,343
Eli Lilly  18,928 6,240
EOG Resources  42,100 4,682
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,620 (1)(2)(3) 7,370 6,854
Equity LifeStyle Properties, REIT  58,877 4,329
Estee Lauder, Class A  17,827 4,869
Etsy (1)(4) 36,898 3,827
FedEx  22,979 5,356
Fiserv (1) 107,354 11,345
ForgeRock, Class A (1)(4) 159,013 3,223
Fortinet (1) 28,696 1,712
General Electric  141,511 10,459
Goldman Sachs Group  54,294 18,101
HashiCorp, Class A (1)(4) 11,222 407
Home Depot  10,395 3,128
Host Hotels & Resorts, REIT  206,802 3,683
HubSpot (1) 4,874 1,501
Huntington Bancshares  267,380 3,553
IDEX  9,503 1,984
International Paper  79,075 3,382
Intuit  18,361 8,376
Intuitive Surgical (1) 29,258 6,734
JPMorgan Chase  48,002 5,538
KKR  100,567 5,577
Liberty Media-Liberty Formula One, Class C (1) 61,765 4,186
Linde  25,061 7,568
Live Nation Entertainment (1) 42,255 3,972
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 46
Manhattan Associates (1) 31,790 4,472
MarketAxess Holdings  9,742 2,638

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Marsh & McLennan  30,890 5,065
Mastercard, Class A  21,927 7,758
Meta Platforms, Class A (1) 27,205 4,328
Microsoft  82,298 23,104
MongoDB (1) 11,612 3,628
Morgan Stanley  74,728 6,300
NextEra Energy  104,550 8,833
NVIDIA  31,542 5,729
Opendoor Technologies, Class A (1) 320,616 1,574
Packaging Corp. of America  29,044 4,084
Paylocity Holding (1) 15,147 3,119
Peloton Interactive, Class A (1)(4) 171,013 1,623
Reliance Steel & Aluminum  10,182 1,937
Rent the Runway, Class A (1)(4) 325,228 1,444
Rigetti Computing (1)(4) 268,917 1,191
Rivian Automotive, Class A (1)(4) 364,051 12,487
ROBLOX, Class A (1) 30,841 1,324
Roper Technologies  45,587 19,906
Salesforce (1) 51,297 9,440
Sempra Energy  55,872 9,264
ServiceNow (1) 12,724 5,683
Sherwin-Williams  15,030 3,636
Signature Bank  21,057 3,908
Snap, Class A (1) 124,139 1,227
Snowflake, Class A (1) 23,654 3,546
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 757
Stryker  27,228 5,847
Synopsys (1) 16,850 6,192
Teledyne Technologies (1) 11,221 4,392
Tesla (1) 11,563 10,308
Thermo Fisher Scientific  11,372 6,805
Toast, Class A (1)(4) 76,126 1,217
Trade Desk, Class A (1) 13,549 610
Trimble (1) 72,818 5,056
UnitedHealth Group  17,100 9,274
Veeva Systems, Class A (1) 24,991 5,588
Vertex Pharmaceuticals (1) 7,833 2,196
Walmart  28,666 3,785
Waste Connections  56,765 7,571
Wells Fargo  194,081 8,514
Welltower, REIT  50,935 4,398
Weyerhaeuser, REIT  62,314 2,263
Workday, Class A (1) 19,397 3,008

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Zoom Video Communications, Class A (1) 9,990 1,038
563,291
Convertible Preferred Stocks 3.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 84
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 10
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107 (1)
(2)(3) 5,022 833
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 4,528
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 4,107
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 639
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 4,401
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 540,020 5,863
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)(3) 20,496 639
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163 (1)(2)
(3) 10,605 7,424
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 2,763
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)(2)
(3) 2,283 209
35,114
Total United States (Cost
$446,560
)
598,405
URUGUAY 0.2%
Common Stocks 0.2%
Dlocal (USD) (1)(4) 70,231 1,951
Total Uruguay (Cost
$1,725
)
1,951
VIETNAM 2.1%
Common Stocks 2.1%
FPT  903,240 3,324
Masan Group  2,609,970 11,893
Military Commercial Joint Stock Bank (1) 5,306,902 6,223
Vietnam Technological & Commercial Joint Stock Bank (1) 963,100 1,651
Total Vietnam (Cost
$16,040
)
23,091

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 1,034 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 29,119,308 29,119
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 29,119
Total Securities Lending Collateral (Cost $29,119) 29,119
Total Investments in Securities 102.6%
(Cost $955,441) $ 1,139,873
Other Assets Less Liabilities (2.6)% (28,778)
Net Assets 100.0% $ 1,111,095
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$64,842 and represents 5.8% of net assets.
(4) All or a portion of this security is on loan at July 31, 2022.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Global Growth Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 1 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 8,050 ¤ ¤ $ 29,120
T. Rowe Price Short-Term Fund 18,502 ¤ ¤ —
Total $ 29,120 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,120.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Growth Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Growth Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period  ended
July 31, 2022 . Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at July 31, 2022 , totaled  $ (5,380,000)  for the period  ended
July 31, 2022 .
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 654,633 $ 385,834 $ 14,871 $ 1,055,338
Convertible Preferred Stocks — — 49,452 49,452
Preferred Stocks — 5,963 — 5,963
Short-Term Investments 1 — — 1
Securities Lending Collateral 29,119 — — 29,119
Total $ 683,753 $ 391,797 $ 64,323 $ 1,139,873
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
7/31/22
Investment in Securities
Common Stocks $ 16,705 $ (4,297) $ 2,465 $ (2) $ 14,871
Convertible Preferred Stocks 77,059 (25,024) 6,733 (9,316) 49,452
Total $ 93,764 $ (29,321) $ 9,198 $ (9,318) $ 64,323

T. ROWE PRICE Global Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 14,871 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.6x
– 14.7x
8.2x Increase
Sales growth
rate
74%
- 105%
84% Increase
Enterprise
value to gross
profit multiple
13.6x
– 21.7x
17.0x Increase
Gross profit
growth rate
20%
- 108%
73% Increase
Price-to-
earnings
multiple
7.1x
- 19.9x
12.8x Increase
Price-to-
earnings
growth rate
(42%) (42%) Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 49,452 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to gross
profit multiple
13.6x
– 23.2x
17.1x Increase
Gross profit
growth rate
66%
- 108%
95% Increase
Enterprise
value to sales
multiple
2.1x
– 16.8x
4.9x Increase
Sales growth
rate
21%
- 105%
62% Increase
Enterprise
value to gross
merchandise
value
0.5x
– 0.7x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Enterprise
Value to EBIT
Multiple
9.8x
- 15.1x
12.2x Increase
EBIT growth
rate
26%
- 55%
41% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Decrease
Discount rate
for cost of
capital
25%
- 30%
26% Decrease

T. ROWE PRICE Global Growth Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F174-054Q3 07/22
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease